Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenue	$ 25,890	$ 23,565	$ 21,049
Emerging Markets
Revenues
Revenue	8,679	8,165	6,891
US
Revenues
Revenue	$ 8,638	$ 7,747	$ 6,876
Rebate, returns and chargebacks (as a percent)	3.50%	3.60%	3.20%
Europe
Revenues
Revenue	$ 5,059	$ 4,350	$ 4,459
World
Revenues
Revenue	3,514	3,303	2,823
Oncology
Revenues
Revenue	10,850	8,667	6,028
Oncology | Emerging Markets
Revenues
Revenue	2,906	2,211	1,528
Oncology | US
Revenues
Revenue	4,250	3,449	2,412
Oncology | Europe
Revenues
Revenue	1,938	1,423	1,053
Oncology | World
Revenues
Revenue	1,756	1,584	1,035
Tagrisso
Revenues
Revenue	4,328	3,189	1,860
Tagrisso | Emerging Markets
Revenues
Revenue	1,208	762	347
Tagrisso | US
Revenues
Revenue	1,566	1,268	869
Tagrisso | Europe
Revenues
Revenue	748	474	314
Tagrisso | World
Revenues
Revenue	806	685	330
Imfinzi
Revenues
Revenue	2,042	1,469	633
Imfinzi | Emerging Markets
Revenues
Revenue	158	30	6
Imfinzi | US
Revenues
Revenue	1,185	1,041	564
Imfinzi | Europe
Revenues
Revenue	370	179	27
Imfinzi | World
Revenues
Revenue	329	219	36
Lynparza
Revenues
Revenue	1,776	1,198	647
Lynparza | Emerging Markets
Revenues
Revenue	264	133	51
Lynparza | US
Revenues
Revenue	876	626	345
Lynparza | Europe
Revenues
Revenue	435	287	190
Lynparza | World
Revenues
Revenue	201	152	61
Calquence
Revenues
Revenue	522	164	62
Calquence | Emerging Markets
Revenues
Revenue	6	2
Calquence | US
Revenues
Revenue	511	162	62
Calquence | Europe
Revenues
Revenue	2
Calquence | World
Revenues
Revenue	3
Koselugo
Revenues
Revenue	38
Koselugo | US
Revenues
Revenue	38
Zoladex
Revenues
Revenue	888	813	752
Zoladex | Emerging Markets
Revenues
Revenue	561	492	409
Zoladex | US
Revenues
Revenue	5	7	8
Zoladex | Europe
Revenues
Revenue	140	135	133
Zoladex | World
Revenues
Revenue	182	179	202
Faslodex
Revenues
Revenue	580	892	1,028
Faslodex | Emerging Markets
Revenues
Revenue	180	198	154
Faslodex | US
Revenues
Revenue	55	328	537
Faslodex | Europe
Revenues
Revenue	221	229	221
Faslodex | World
Revenues
Revenue	124	137	116
Iressa
Revenues
Revenue	268	423	518
Iressa | Emerging Markets
Revenues
Revenue	221	286	286
Iressa | US
Revenues
Revenue	14	17	26
Iressa | Europe
Revenues
Revenue	12	70	109
Iressa | World
Revenues
Revenue	21	50	97
Arimidex
Revenues
Revenue	185	225	212
Arimidex | Emerging Markets
Revenues
Revenue	147	152	132
Arimidex | Europe
Revenues
Revenue	3	28	31
Arimidex | World
Revenues
Revenue	35	45	49
Casodex
Revenues
Revenue	172	200	201
Casodex | Emerging Markets
Revenues
Revenue	133	127	113
Casodex | US
Revenues
Revenue			1
Casodex | Europe
Revenues
Revenue	3	16	20
Casodex | World
Revenues
Revenue	36	57	67
Oncology, Others
Revenues
Revenue	51	94	115
Oncology, Others | Emerging Markets
Revenues
Revenue	28	29	30
Oncology, Others | Europe
Revenues
Revenue	4	5	8
Oncology, Others | World
Revenues
Revenue	19	60	77
CVRM
Revenues
Revenue	7,096	6,906	6,710
CVRM | Emerging Markets
Revenues
Revenue	3,203	2,978	2,695
CVRM | US
Revenues
Revenue	2,083	2,209	2,206
CVRM | Europe
Revenues
Revenue	1,228	1,151	1,230
CVRM | World
Revenues
Revenue	582	568	579
Farxiga
Revenues
Revenue	1,959	1,543	1,391
Farxiga | Emerging Markets
Revenues
Revenue	686	471	336
Farxiga | US
Revenues
Revenue	569	537	591
Farxiga | Europe
Revenues
Revenue	507	373	315
Farxiga | World
Revenues
Revenue	197	162	149
Brilinta
Revenues
Revenue	1,593	1,581	1,321
Brilinta | Emerging Markets
Revenues
Revenue	461	462	326
Brilinta | US
Revenues
Revenue	732	710	588
Brilinta | Europe
Revenues
Revenue	342	351	348
Brilinta | World
Revenues
Revenue	58	58	59
Onglyza
Revenues
Revenue	470	527	543
Onglyza | Emerging Markets
Revenues
Revenue	201	176	172
Onglyza | US
Revenues
Revenue	166	230	223
Onglyza | Europe
Revenues
Revenue	58	70	89
Onglyza | World
Revenues
Revenue	45	51	59
Bydureon
Revenues
Revenue	448	549	584
Bydureon | Emerging Markets
Revenues
Revenue	4	11	8
Bydureon | US
Revenues
Revenue	382	459	475
Bydureon | Europe
Revenues
Revenue	53	66	81
Bydureon | World
Revenues
Revenue	9	13	20
Byetta
Revenues
Revenue	68	110	126
Byetta | Emerging Markets
Revenues
Revenue	8	12	8
Byetta | US
Revenues
Revenue	37	68	74
Byetta | Europe
Revenues
Revenue	14	19	29
Byetta | World
Revenues
Revenue	9	11	15
Other diabetes
Revenues
Revenue	47	52	39
Other diabetes | Emerging Markets
Revenues
Revenue	7	1	(1)
Other diabetes | US
Revenues
Revenue	25	40	34
Other diabetes | Europe
Revenues
Revenue	13	9	5
Other diabetes | World
Revenues
Revenue	2	2	1
Lokelma
Revenues
Revenue	76	14
Lokelma | Emerging Markets
Revenues
Revenue	5
Lokelma | US
Revenues
Revenue	57	13
Lokelma | Europe
Revenues
Revenue	4	1
Lokelma | World
Revenues
Revenue	10
Crestor
Revenues
Revenue	1,180	1,278	1,433
Crestor | Emerging Markets
Revenues
Revenue	748	806	841
Crestor | US
Revenues
Revenue	92	104	170
Crestor | Europe
Revenues
Revenue	129	148	203
Crestor | World
Revenues
Revenue	211	220	219
Seloken/Toprol-XL
Revenues
Revenue	821	760	712
Seloken/Toprol-XL | Emerging Markets
Revenues
Revenue	782	686	641
Seloken/Toprol-XL | US
Revenues
Revenue	13	37	39
Seloken/Toprol-XL | Europe
Revenues
Revenue	16	25	19
Seloken/Toprol-XL | World
Revenues
Revenue	10	12	13
Atacand
Revenues
Revenue	243	221	260
Atacand | Emerging Markets
Revenues
Revenue	175	160	157
Atacand | US
Revenues
Revenue	10	12	13
Atacand | Europe
Revenues
Revenue	35	30	70
Atacand | World
Revenues
Revenue	23	19	20
CVDM, Others
Revenues
Revenue	191	271	301
CVDM, Others | Emerging Markets
Revenues
Revenue	126	193	207
CVDM, Others | US
Revenues
Revenue		(1)	(1)
CVDM, Others | Europe
Revenues
Revenue	57	59	71
CVDM, Others | World
Revenues
Revenue	8	20	24
BioPharmaceuticals: Respiratory & Immunology
Revenues
Revenue	5,357	5,391	4,911
BioPharmaceuticals: Respiratory & Immunology | Emerging Markets
Revenues
Revenue	1,599	1,987	1,644
BioPharmaceuticals: Respiratory & Immunology | US
Revenues
Revenue	1,941	1,653	1,416
BioPharmaceuticals: Respiratory & Immunology | Europe
Revenues
Revenue	1,171	1,107	1,229
BioPharmaceuticals: Respiratory & Immunology | World
Revenues
Revenue	646	644	622
Symbicort
Revenues
Revenue	2,721	2,495	2,561
Symbicort | Emerging Markets
Revenues
Revenue	567	547	495
Symbicort | US
Revenues
Revenue	1,022	829	862
Symbicort | Europe
Revenues
Revenue	694	678	773
Symbicort | World
Revenues
Revenue	438	441	431
Pulmicort
Revenues
Revenue	996	1,466	1,286
Pulmicort | Emerging Markets
Revenues
Revenue	798	1,190	995
Pulmicort | US
Revenues
Revenue	71	110	116
Pulmicort | Europe
Revenues
Revenue	73	81	90
Pulmicort | World
Revenues
Revenue	54	85	85
Fasenra
Revenues
Revenue	949	704	297
Fasenra | Emerging Markets
Revenues
Revenue	12	5	1
Fasenra | US
Revenues
Revenue	603	482	218
Fasenra | Europe
Revenues
Revenue	203	118	32
Fasenra | World
Revenues
Revenue	131	99	46
Daliresp/Daxas
Revenues
Revenue	217	215	189
Daliresp/Daxas | Emerging Markets
Revenues
Revenue	4	4	5
Daliresp/Daxas | US
Revenues
Revenue	190	184	155
Daliresp/Daxas | Europe
Revenues
Revenue	22	26	28
Daliresp/Daxas | World
Revenues
Revenue	1	1	1
Bevespi
Revenues
Revenue	48	42	33
Bevespi | Emerging Markets
Revenues
Revenue	1
Bevespi | US
Revenues
Revenue	44	42	33
Bevespi | Europe
Revenues
Revenue	3
Breztri
Revenues
Revenue	28	2
Breztri | Emerging Markets
Revenues
Revenue	14
Breztri | US
Revenues
Revenue	5
Breztri | World
Revenues
Revenue	9	2
Respiratory, Others
Revenues
Revenue	398	467	545
Respiratory, Others | Emerging Markets
Revenues
Revenue	203	241	148
Respiratory, Others | US
Revenues
Revenue	6	6	32
Respiratory, Others | Europe
Revenues
Revenue	176	204	306
Respiratory, Others | World
Revenues
Revenue	13	16	59
Other medicines
Revenues
Revenue	2,587	2,601	3,400
Other medicines | Emerging Markets
Revenues
Revenue	971	989	1,024
Other medicines | US
Revenues
Revenue	364	436	842
Other medicines | Europe
Revenues
Revenue	722	669	947
Other medicines | World
Revenues
Revenue	530	507	587
Nexium
Revenues
Revenue	1,492	1,483	1,702
Nexium | Emerging Markets
Revenues
Revenue	757	748	690
Nexium | US
Revenues
Revenue	169	218	306
Nexium | Europe
Revenues
Revenue	71	63	235
Nexium | World
Revenues
Revenue	495	454	471
Synagis
Revenues
Revenue	372	358	665
Synagis | Emerging Markets
Revenues
Revenue			1
Synagis | US
Revenues
Revenue	47	46	287
Synagis | Europe
Revenues
Revenue	325	312	377
FluMist/Fluenz
Revenues
Revenue	295	113	110
FluMist/Fluenz | Emerging Markets
Revenues
Revenue	1		1
FluMist/Fluenz | US
Revenues
Revenue	70	20	15
FluMist/Fluenz | Europe
Revenues
Revenue	219	93	91
FluMist/Fluenz | World
Revenues
Revenue	5		3
Losec/Prilosec
Revenues
Revenue	183	263	272
Losec/Prilosec | Emerging Markets
Revenues
Revenue	152	179	161
Losec/Prilosec | US
Revenues
Revenue	6	10	7
Losec/Prilosec | Europe
Revenues
Revenue	20	49	70
Losec/Prilosec | World
Revenues
Revenue	5	25	34
Seroquel XR/IR
Revenues
Revenue	117	191	361
Seroquel XR/IR | Emerging Markets
Revenues
Revenue	55	50	118
Seroquel XR/IR | US
Revenues
Revenue	17	34	108
Seroquel XR/IR | Europe
Revenues
Revenue	29	88	107
Seroquel XR/IR | World
Revenues
Revenue	16	19	28
Other, Others
Revenues
Revenue	128	193	290
Other, Others | Emerging Markets
Revenues
Revenue	6	12	53
Other, Others | US
Revenues
Revenue	55	108	119
Other, Others | Europe
Revenues
Revenue	58	64	67
Other, Others | World
Revenues
Revenue	$ 9	$ 9	$ 51
Regulatory - Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	1.10%	1.30%	2.60%
Contractual - Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	1.50%	1.90%	1.20%